Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	Dec. 31, 2017	Nov. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Stock dividend, percentage	2.00%	2.00%	2.00%	2.00%